Leases - Schedule of Lease Costs (Details) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended
	Feb. 13, 2024	Mar. 31, 2024	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease Costs [Abstract]
Operating lease cost	$ 152,887	$ 76,444	$ 229,331
Variable operating lease cost	116,371	58,185	187,730
Total lease cost	$ 269,258	$ 134,629	417,061
Right-of-use assets, net			1,271,186	$ 1,464,367	$ 2,189,565
Operating lease liabilities, current			905,005	876,392	769,092
Operating lease liabilities, non-current			461,580	699,107	$ 1,575,499
Total operating lease liabilities			$ 1,366,585	$ 1,575,499
Weighted-average remaining lease term of operating leases (in years)			1 year 6 months	1 year 9 months
Weighted-average discount rate for operating leases			9.60%	9.60%